Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Derivatives financial instruments
Derivative financial instruments

25. Derivative financial instruments

a) Derivatives effects on statement of financial position

	Assets
	December 31, 2018		December 31, 2017
	Current	Non-current	Current	Non-current
Derivatives not designated as hedge accounting
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	9	—	38	—
IPCA swap	7	84	9	82
Eurobonds swap	—	4	—	27
Pré-dolar swap	19	1	22	32
	35	89	69	141
Commodities price risk
Nickel	2	—	22	3
Bunker oil	1	—	15	—
	3	—	37	3

Others (note 34)	1	303	—	309
	1	303	—	309
Total	39	392	106	453

	Liabilities
	December 31, 2018		December 31, 2017
	Current	Non-current	Current	Non-current
Derivatives not designated as hedge accounting
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	383	98	95	410
IPCA swap	35	47		41
Eurobonds swap	5		4	—
Pré-dolar swap	10	18	5	24
	433	163	104	475
Commodities price risk
Nickel	8	2	—	—
Bunker oil	29	—	—	—
	37	2	—	—

Others (note 34)	—	179	—	211
	—	179	—	211
Total	470	344	104	686

b) Effects of derivatives on the income statement, cash flow and other comprehensive income

	Gain (loss) recognized in the income statement
	Year ended December 31
	2018	2017	2016
Derivatives not designated as hedge accounting
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(206)	152	869
IPCA swap	(23)	43	78
Eurobonds swap	(27)	36	(19)
Euro forward	—	46	(46)
Pré-dolar swap	(23)	36	77
	(279)	313	959
Commodities price risk
Nickel	(25)	30	(42)
Bunker oil	6	(80)	268
	(19)	(50)	226

Others	32	191	74

Derivatives designated as cash flow hedge accounting
Foreign exchange	—	—	(3)
	—	—	(3)
Total	(266)	454	1,256

	Financial settlement inflows (outflows)
	Year ended December 31
	2018	2017	2016
Derivatives not designated as hedge accounting
Foreign exchange and interest rate risk
CDI & TJLP vs. US$fixed and floating rate swap	(135)	(181)	(513)
IPCA swap	7	(20)	(25)
Eurobonds swap	(3)	(39)	(142)
Pré-dolar swap	10	(1)	(90)
	(121)	(241)	(770)
Commodities price risk
Nickel	8	4	(30)
Bunker oil	49	(3)	(799)
	57	1	(829)

Others	(3)	—	—

Derivatives designated as cash flow hedge accounting
Foreign exchange	—	—	(3)
	—	—	(3)
Total	(67)	(240)	(1,602)

	Gain (loss) recognized in other comprehensive income
	Year ended December 31
	2018	2017	2016
Derivatives designated as cash flow hedge accounting
Foreign exchange	—	—	2
Total	—	—	2

The maturity dates of the derivative financial instruments are as follows:

Last maturity dates
Currencies and interest rates	December 2027
Bunker oil	June 2019
Nickel	December 2020
Others	December 2027

c) Hedge in foreign operations

As at December 31, 2018 the carrying value of the debts designated as instrument hedge of the Company’s investment in foreign operations (Vale International S.A. and Vale International Holding GmbH; hedging objects) are US$2,467 and EUR750, respectively. The foreign exchange losses of US$823 (US$543, net of taxes) and US$144 (US$95, net of taxes), were recognized for the year ended December 31, 2018 and 2017, respectively in the “Cumulative translation adjustments” in stockholders’ equity. This hedge was highly effective throughout the year ended December 31, 2018.

Accounting policy

The Company uses financial instruments to hedge its exposure to certain market risks arising from operational, financing and investing activities. Derivatives are included within financial assets or liabilities at fair value through profit or loss unless they are designated as effective hedging instruments.

At the beginning of the hedge operations, the Company documents the type of hedge, the relation between the hedging instrument and hedged items, its risk management objective and strategy for undertaking hedge operations. The Company also documents, both at hedge inception and on an ongoing basis that the hedge is expected to continue to be highly effective. The Company adopts the hedge accounting procedure and designates certain derivatives as shows below:

Cash flow hedge - The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in equity within “Unrealized fair value gain (losses)". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized in profit or loss when the transaction is recognized in the income statement.

Net investment hedge - Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognized in equity within "Cumulative translation adjustments". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. Gains and losses accumulated in equity are included in the statement of income when the foreign operation is partially or fully disposed of or sold.

Derivatives at fair value through profit or loss - Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of any of these derivative instruments are recognized immediately in the income statement.